Financial Assets at Fair Value Through Profit or Loss	12 Months Ended
Dec. 31, 2018
Financial assets at fair value through profit or loss [abstract]
Disclosure of financial instruments at fair value through profit or loss [text block]
Note 8.	Financial Assets at Fair Value Through Profit or Loss

Following is a summary of financial assets at fair value through profit or loss as of January 1, 2017, December 31, 2017 and 2018:

	January 1, 2017	December 31, 2017	December 31, 2018
	(in thousands)
Money market fund	$5,017	521	-
Equity securities-unlisted company	10,562	1,600	9,768
	$15,579	2,121	9,768
Current	$5,017	521	-
Non-current	10,562	1,600	9,768
	$15,579	2,121	9,768

The Company sold one equity security in December 2017 for proceeds of $32,000 thousand, of which $10,000 thousand received in December 2017 and the balance of $22,000 thousand is booked as “Other current assets” as of December 31, 2017 and was received in January 2018. The Company recognized a gain on sale of securities of $23,038 thousand and withholding tax of $2,304 thousand for the year ended December 31, 2017, which is included in “Changes in fair value of financial assets at fair value through profit or loss” and “Income taxes payable”, respectively. The withholding tax payable was paid in 2018.

As of January 1, 2017, December 31, 2017 and 2018, no financial assets at fair value through profit or loss were pledged with banks as collaterals.